Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Liabilities from financing activities, Leases	$ 2,931
Liabilities from financing activities, Sub-total	2,931
Net increase/(decrease) in cash and cash equivalents	6,138	$ 77,406	$ 12,818
Cash Flows, Total	9,069
Remeasurement of borrowing arrangements	5,225
Other Changes	(13,596)
Increase decrease in borrowing liabilities classified as financing activities	(9,992)
Increase (decrease)in lease liabilities arising from financing activities	(3,604)
Acquisition – leases	(395)
Foreign exchange adjustments	1,415	1,496	(155)
Foreign exchange adjustments	(346)
Foreign exchange adjustments	1,069
Net Debt	31,386	30,014
Borrowings	(94,245)	(89,478)
Leases	(11,250)	(9,836)
Liabilities from financing activities	105,495	(99,314)
Cash and cash equivalents	$ 136,881	$ 129,328	$ 50,426	$ 37,763